Pension Liabilities, Net (Schedule Of Changes In Fair Value Of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Fair value of plan assets at beginning of year	$ 7,122
Acquisition of Nera		7,500
Actual return on plan assets	294	272
Employer contributions to plan	95	52
Expenses paid	(524)	(702)
Exchange rates differences	525
Actuarial gain	(116)
Fair value of plan assets at end of year	$ 7,396	$ 7,122